UNITED STATES
			  SECURITIES AND EXCHANGE COMMISSION
				 Washington, D.C. 20549

				      FORM 13F

				 FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended: September 30, 2001

Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.):	[ ] is a restatement.
					[ ] adds new holdings entries.

Institutional Investment Manger Filing this Report:

Name:	Beacon Asset Management, LLC
	50 Milk Street
	Boston, MA 02109-5003

13F File Number: 028-05183

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Managers:
Name:	John K. Beeten
Title:	President
Phone:	(617) 263-2420
Signature, Place, and Date of Signing:
John K. Beeten Boston, Massachusetts	October 17, 2001

Report Type (Check only one.):
[X]	13F HOLDINGS REPORT.
[ ]	13F NOTICE
[ ]	13F COMBINATION REPORT

List of Other Managers Reporting for this Manager: NONE


FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:		0

Form 13F Information Table Entry Total:		47

Form 13F Information Table Value Total:		$96,563

List of Other Included Managers: 		NONE


                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AMERICAN EXPRESS CO COM        COM              025816109     2171 74700.000SH       SOLE                59700.000         15000.000
AMERICAN INTL GROUP COM        COM              026874107     4785 61349.000SH       SOLE                48349.000         13000.000
ANALOG DEVICES INC COM         COM              032654105     2327 71154.000SH       SOLE                51954.000         19200.000
AOL TIME WARNER                COM              00184A105     3541 106970.000SH      SOLE                92970.000         14000.000
APPLIED MATERIALS INC COM      COM              038222105      798 28075.000SH       SOLE                28075.000
BANK NEW YORK INC COM          COM              064057102      232 6630.000 SH       SOLE                 6630.000
BANK OF AMERICA CORP COM       COM              060505104      308 5268.000 SH       SOLE                 5268.000
BELLSOUTH CORP COM             COM              079860102      675 16244.000SH       SOLE                16244.000
BP PLC SPONSORED ADR           COM              055622104      389 7920.000 SH       SOLE                 7920.000
BRISTOL-MYERS SQUIBB           COM              110122108     3340 60120.000SH       SOLE                50320.000          9800.000
CELESTICA INC SUB VTG SHS      COM              15101Q108      335 12300.000SH       SOLE                12300.000
CISCO SYSTEMS                  COM              17275R102     2268 186220.000SH      SOLE               152220.000         34000.000
CITIGROUP INC COM              COM              172967101     5214 128749.000SH      SOLE               103949.000         24800.000
CVS CORP COM                   COM              126650100     2755 82987.000SH       SOLE                70987.000         12000.000
EMC CORP. MASS                 COM              268648102     2361 200950.000SH      SOLE               162950.000         38000.000
EXXON MOBIL CORPORATION        COM              30231g102      895 22726.000SH       SOLE                22726.000
FANNIE MAE                     COM              313586109     4814 60125.000SH       SOLE                47125.000         13000.000
FIRST DATA CORP COM            COM              319963104      268 4600.000 SH       SOLE                 4600.000
FLEET BOSTON FINANCIAL CORP    COM              339030108     5766 156885.000SH      SOLE               127488.000         29397.000
GENERAL ELEC CO COM            COM              369604103     3390 91121.000SH       SOLE                91121.000
GOLDMAN SACHS GROUP            COM              38141G104      721 10100.000SH       SOLE                10100.000
HOME DEPOT INC COM             COM              437076102     2975 77526.000SH       SOLE                54526.000         23000.000
I2 TECHNOLOGIES INC COM        COM              465754109       74 21400.000SH       SOLE                21400.000
INTEL CORP                     COM              458140100     1383 67660.000SH       SOLE                48160.000         19500.000
INTERNATIONAL BUSINESS MACHINE COM              459200101     4093 44625.000SH       SOLE                31625.000         13000.000
JOHNSON & JOHNSON              COM              478160104     6332 114288.000SH      SOLE                94288.000         20000.000
JP MORGAN CHASE & CO           COM              46625H100     2266 66368.000SH       SOLE                56368.000         10000.000
LILLY ELI COMPANY              COM              532457108      698 8650.000 SH       SOLE                 8650.000
LOWES COS INC COM              COM              548661107     1402 44282.000SH       SOLE                44282.000
MCDATA CORPORATION - CLASS A   COM              580031201     1195 142426.000SH      SOLE               111726.000         30700.000
MERCK & CO INC COM             COM              589331107     2284 34290.000SH       SOLE                25490.000          8800.000
MERRILL LYNCH & CO INC COM     COM              590188108      727 17900.000SH       SOLE                11900.000          6000.000
MICROSOFT CORP.                COM              594918104     3055 59700.000SH       SOLE                59700.000
NASDAQ 100 TR UIT              COM              631100104      413 14250.000SH       SOLE                14250.000
NOKIA CORP SPONSORED ADR       COM              654902204     1497 95650.000SH       SOLE                71950.000         23700.000
PFIZER INC COM                 COM              717081103     4444 110834.000SH      SOLE                88834.000         22000.000
SAFEWAY INC COM NEW            COM              786514208      745 18750.000SH       SOLE                18750.000
SBC COMMUNICATIONS INC COM     COM              78387G103     1101 23369.000SH       SOLE                23369.000
SCHERING-PLOUGH CORP.          COM              806605101     3102 83600.000SH       SOLE                63600.000         20000.000
STANDARD & POOR'S DEP RECPT TR COM              78462F103      585 5600.000 SH       SOLE                 5600.000
STAPLES INC COM                COM              855030102      764 57200.000SH       SOLE                57200.000
STATE STR CORP COM             COM              857477103      511 11220.000SH       SOLE                11220.000
SUN MICROSYSTEMS INC COM       COM              866810104      920 111280.000SH      SOLE                76480.000         34800.000
TEXAS INSTRS INC COM           COM              882508104     1216 48670.000SH       SOLE                32370.000         16300.000
TYCO INTL LTD NEW COM          COM              902124106     6372 140050.000SH      SOLE               118050.000         22000.000
VERIZON COMMUNICATIONS COM     COM              92343v104      284 5240.000 SH       SOLE                 5240.000
WAL MART STORES INC COM        COM              931142103      775 15649.000SH       SOLE                15649.000